UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio                August 12, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       71

Form 13F Information Table Value Total: $837,636
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                  Eubel Brady & Suttman Asset Management, Inc.
                                  SEC Form 13-F
                                    06/30/02

                                                     Item #4
                                                       Market     Item #5            Item #6                      Item #8
              Item #1            Item #2  Item #3      Value            Sh/   Investment Descretion   Item #7     Voting Authority
          Name of Issuer         Title    CUSIP      [x$1,000) Quantity Prn  Sole     Shared   Other  Managers  Sole  Shared  Other
-----------------------------------------------------------------------------------------------------------------------------------

21st Century Insurance           common   90130N103    17310     911072 sh     911072   n/a     n/a     n/a     911072  n/a     n/a
Aceto Corp                       common   004446100     5356     502346 sh     502346   n/a     n/a     n/a     502346  n/a     n/a
Actrade Financial Technologies   common   00507P102     9565     917901 sh     917901   n/a     n/a     n/a     917901  n/a     n/a
Advanta Cl. B                    common   007942204      246      22500 sh      22500   n/a     n/a     n/a      22500  n/a     n/a
America First Mortgage           common   023934102     2373     240890 sh     240890   n/a     n/a     n/a     240890  n/a     n/a
America Service Group            common   02364l109     4407     446554 sh     446554   n/a     n/a     n/a     446554  n/a     n/a
American Financial Hldgs.        common   026075101     4795     160260 sh     160260   n/a     n/a     n/a     160260  n/a     n/a
American Home Mtg Hldg           common   02660M108     3121     249895 sh     249895   n/a     n/a     n/a     249895  n/a     n/a
American Power Conversion Corp.  common   029066107    23138    1832005 sh    1832005   n/a     n/a     n/a    1832005  n/a     n/a
AmeriCredit Corp                 common   03060R101    27773     990125 sh     990125   n/a     n/a     n/a     990125  n/a     n/a
Annaly Mortgage Management       common   035710409    20325    1047675 sh    1047675   n/a     n/a     n/a    1047675  n/a     n/a
Anworth Mrtg. Asset Corp.        common   037347101    16992    1214575 sh    1214575   n/a     n/a     n/a    1214575  n/a     n/a
AT&T Wireless Group              common   00209A106     3168     541509 sh     541509   n/a     n/a     n/a     541509  n/a     n/a
Brown Forman cl B                common   115637209    11500     166671 sh     166671   n/a     n/a     n/a     166671  n/a     n/a
Capital Automotive REIT Inc      common   139733109     5166     216520 sh     216520   n/a     n/a     n/a     216520  n/a     n/a
CenturyTel Inc.                  common   156700106    14224     482155 sh     482155   n/a     n/a     n/a     482155  n/a     n/a
CNS Inc.                         common   126136100     4149     691440 sh     691440   n/a     n/a     n/a     691440  n/a     n/a
Coldwater Creek Inc.             common   193068103     3126     128105 sh     128105   n/a     n/a     n/a     128105  n/a     n/a
CompuDyne Corporation            common   204795306     8977     576215 sh     576215   n/a     n/a     n/a     576215  n/a     n/a
Devon Energy Corp.               common   25179M103     6268     127190 sh     127190   n/a     n/a     n/a     127190  n/a     n/a
Dial Corp                        common   25247D101      590      29450 sh      29450   n/a     n/a     n/a      29450  n/a     n/a
Donnelley R R & Sons Co          common   257867101    18505     671693 sh     671693   n/a     n/a     n/a     671693  n/a     n/a
Dun & Bradstreet                 common   26483E100     8383     253650 sh     253650   n/a     n/a     n/a     253650  n/a     n/a
Emmis Communications Corp        common   291525103    12137     572760 sh     572760   n/a     n/a     n/a     572760  n/a     n/a
Encompass Services               common   29255U104      200     351538 sh     351538   n/a     n/a     n/a     351538  n/a     n/a
FBR Asset Investment Corp.       common   30241E303    25551     766155 sh     766155   n/a     n/a     n/a     766155  n/a     n/a
Greka Energy Corporation         common   397637109     1899     330181 sh     330181   n/a     n/a     n/a     330181  n/a     n/a
Hearst - Argyle TV (A)           common   422317107    11284     500380 sh     500380   n/a     n/a     n/a     500380  n/a     n/a
Hollinger International          common   435569108    10825     902045 sh     902045   n/a     n/a     n/a     902045  n/a     n/a
IHOP Corp.                       common   449623107     1970      66900 sh      66900   n/a     n/a     n/a      66900  n/a     n/a
Innovative Solutions             common   45769N105      230      30620 sh      30620   n/a     n/a     n/a      30620  n/a     n/a
ITLA Capital Corporation         common   450565106    12446     419199 sh     419199   n/a     n/a     n/a     419199  n/a     n/a
Jones Apparel Group Inc          common   480074103    14042     374450 sh     374450   n/a     n/a     n/a     374450  n/a     n/a
Key Energy Services              common   492914106    24828    2364584 sh    2364584   n/a     n/a     n/a    2364584  n/a     n/a
Knight-Ridder                    common   499040103    30890     490706 sh     490706   n/a     n/a     n/a     490706  n/a     n/a
Lancaster Colony                 common   513847103    19669     551562 sh     551562   n/a     n/a     n/a     551562  n/a     n/a
Lee Enterprises                  common   523768109    12887     368208 sh     368208   n/a     n/a     n/a     368208  n/a     n/a
Leucadia National                common   527288104    29856     943015 sh     943015   n/a     n/a     n/a     943015  n/a     n/a
Liberty Media Corp. Cl A         common   530718105    10773    1077349 sh    1077349   n/a     n/a     n/a    1077349  n/a     n/a
Local Financial Corporation      common   539553107    15732     964591 sh     964591   n/a     n/a     n/a     964591  n/a     n/a
Markel Corporation               common   570535104    16301      82747 sh      82747   n/a     n/a     n/a      82747  n/a     n/a
McCormick & Company, Inc.        common   579780206     6373     247510 sh     247510   n/a     n/a     n/a     247510  n/a     n/a
MCG Capital Corp.                common   58047P107    13702     819976 sh     819976   n/a     n/a     n/a     819976  n/a     n/a
MCSi Inc.                        common   55270M108     1826     161060 sh     161060   n/a     n/a     n/a     161060  n/a     n/a
Mercury General Corp.            common   589400100    12683     261510 sh     261510   n/a     n/a     n/a     261510  n/a     n/a
Meredith Corp.                   common   589433101    12941     337451 sh     337451   n/a     n/a     n/a     337451  n/a     n/a
Metris Companies, Inc.           common   591598107     2222     267380 sh     267380   n/a     n/a     n/a     267380  n/a     n/a
Moody's Corp                     common   615369105    12224     245710 sh     245710   n/a     n/a     n/a     245710  n/a     n/a
New Century Financial            common   64352D101    16890     482980 sh     482980   n/a     n/a     n/a     482980  n/a     n/a
North Fork Bancorp               common   659424105    35184     883800 sh     883800   n/a     n/a     n/a     883800  n/a     n/a
NVR, Inc.                        common   62944T105    49273     152549 sh     152549   n/a     n/a     n/a     152549  n/a     n/a
Oxford Finance Corp.             common   69144T207     4371     380100 sh     380100   n/a     n/a     n/a     380100  n/a     n/a
Philip Morris                    common   718154107     7958     182181 sh     182181   n/a     n/a     n/a     182181  n/a     n/a
Prologis Trust                   common   743410102    16897     649893 sh     649893   n/a     n/a     n/a     649893  n/a     n/a
RailAmerica, Inc.                common   750753105     5551     513070 sh     513070   n/a     n/a     n/a     513070  n/a     n/a
RAIT Investment Trust            common   749227104    18065     761285 sh     761285   n/a     n/a     n/a     761285  n/a     n/a
Reynolds & Reynolds              common   761695105      329      11780 sh      11780   n/a     n/a     n/a      11780  n/a     n/a
RLI Corp.                        common   749607107    10285     201673 sh     201673   n/a     n/a     n/a     201673  n/a     n/a
Saxon Cap Aquisition Corp        common   80556P302    10112     621485 sh     621485   n/a     n/a     n/a     621485  n/a     n/a
Sherwin-Williams Co.             common   824348106    19200     641503 sh     641503   n/a     n/a     n/a     641503  n/a     n/a
SLM Corporation                  common   78442P106    10308     106380 sh     106380   n/a     n/a     n/a     106380  n/a     n/a
Spherion Inc.                    common   848420105    13384    1124665 sh    1124665   n/a     n/a     n/a    1124665  n/a     n/a
Sport-Haley                      common   848925103      340      91500 sh      91500   n/a     n/a     n/a      91500  n/a     n/a
Standard Management              common   853612109     2202     275243 sh     275243   n/a     n/a     n/a     275243  n/a     n/a
Supreme Ind. Inc                 common   868607102     5368     950090 sh     950090   n/a     n/a     n/a     950090  n/a     n/a
Telephone & Data Systems         common   879433100    19333     319284 sh     319284   n/a     n/a     n/a     319284  n/a     n/a
Timberland Company               common   887100105    11822     330035 sh     330035   n/a     n/a     n/a     330035  n/a     n/a
Trinity Industries Inc           common   896522109    15194     733305 sh     733305   n/a     n/a     n/a     733305  n/a     n/a
UST Inc.                         common   902911106    17189     505550 sh     505550   n/a     n/a     n/a     505550  n/a     n/a
Washington Mutual                common   939322103    15037     405194 sh     405194   n/a     n/a     n/a     405194  n/a     n/a
Williams Controls Inc.           common   969465103      396     732642 sh     732642   n/a     n/a     n/a     732642  n/a     n/a











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